Subsequent Events (Details Narrative)	Apr. 30, 2023	Apr. 20, 2023 CAD ($) $ / shares $ / shares shares	Apr. 20, 2023 CAD ($) shares $ / shares	Feb. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Borrowings					$ 166,555	$ 649,047	$ 567,154
Interest rate					11.82%
Common stock, shares | shares						50,000
Secured convertible debenture					$ 1,062,062	$ 1,193,641
Nonadjusted events [member]
IfrsStatementLineItems [Line Items]
Borrowings				$ 2,200,000
Discount rate		58.00%	58.00%	9.09%
Interest rate		12.00%	12.00%	1.00%
Borrowing maturity	April 30, 2025			April 1, 2023
Interest payable				$ 100,000
Exit fees				$ 50,000
Secured convertible debenture		$ 1,000	$ 1,000
Warrants to purchase shares | shares			1,667
Exercise price of warrants | $ / shares		$ 0.50
Warrants expire date			Jun. 29, 2025
Conversion price per share | $ / shares		$ 0.60	$ 0.60
Closing price per share | $ / shares		$ 0.38	$ 0.38
Redeem debentures percent		105.00%	105.00%
Pledge description			For the purposes of the pledge, the “Priority Charge Limit” shall be calculated as follows: 40% multiplied by the after tax value of the Company’s PDP Reserves discounted at 10%, as evaluated by a 3rd party reserves engineer using strip pricing at the time of the issuance of the priority ranking debt.
Nonadjusted events [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares		15,000	15,000
Units price per share | $ / shares			$ 1,000
Proceeds from share issuance			$ 15,000,000